[GRAPHIC]

[PIONEER INVESTMENTS(R) LOGO]

PIONEER VARIABLE CONTRACTS TRUST

PIONEER SMALL CAP VALUE VCT PORTFOLIO--CLASS I SHARES

ANNUAL REPORT

DECEMBER 31, 2002

                                                PIONEER VARIABLE CONTRACTS TRUST

TABLE OF CONTENTS

Pioneer Small Cap Value VCT Portfolio

  Portfolio and Performance Update                                    2

  Portfolio Management Discussion                                     3

  Schedule of Investments                                             4

  Financial Statements                                                7

  Notes to Financial Statements                                      11

  Report of Independent Auditors                                     16

  Trustees, Officers and Service Providers                           17

PIONEER SMALL CAP VALUE VCT PORTFOLIO           PIONEER VARIABLE CONTRACTS TRUST

PORTFOLIO AND PERFORMANCE UPDATE 12/31/02

[CHART]

PORTFOLIO DIVERSIFICATION
(As a percentage of total investment portfolio)

U.S. Common Stocks                           91.60%
U.S. Denominated Foreign Stocks               3.90%
Temporary Cash Investments                    2.80%
Exchange Traded Fund                          1.70%

[CHART]

SECTOR DISTRIBUTION
(As a percentage of equity holdings)

Financials                                   20.10%
Consumer Discretionary                       18.60%
Industrials                                  18.10%
Information Technology                        9.90%
Materials                                     8.70%
Health Care                                   6.60%
Energy                                        6.60%
Consumer Staples                              6.40%
Utilities                                     3.10%
Telecommunication Services                    1.90%

FIVE LARGEST HOLDINGS
(As a percentage of equity holdings)

   1. Pediatrix Medical Group, Inc.           2.77%
   2. R.H. Donnelley Corp.                    1.85
   3. Nortek, Inc.                            1.76
   4. PacifiCare Health Systems, Inc.         1.73
   5. Stelmar Shipping Ltd.                   1.70

Holdings will vary for other periods.

PRICES AND DISTRIBUTIONS

                                              12/31/02        12/31/01
Net Asset Value per Share                     $   9.23        $  10.87

DISTRIBUTIONS PER SHARE        INCOME         SHORT-TERM        LONG-TERM
(1/1/02 - 12/31/02)            DIVIDENDS      CAPITAL GAINS     CAPITAL GAINS
                               $  0.0003      $      -          $    0.0001

PERFORMANCE OF A $10,000 INVESTMENT

The following chart shows the change in value of an investment made in PIONEER SMALL CAP VALUE VCT PORTFOLIO at net asset value, compared to that of the Russell 2000 Value Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[CHART]

                         PIONEER SMALL CAP                RUSSELL 2000
                         VALUE VCT PORTFOLIO*             VALUE INDEX+
11/30/01                      $ 10,000                     $ 10,000
12/31/01                      $ 10,574                     $ 10,612
12/31/02                      $  8,979                     $  9,400

+ Index comparison begins 11/30/01. The Russell 2000 Value Index is a measure of the performance of the value-oriented stocks in the Russell 2000 Index. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

AVERAGE ANNUAL
TOTAL RETURNS
(As of December 31, 2002)

NET ASSET VALUE*

Life-of-Portfolio                   -6.73%
(11/8/01)
1 Year                             -15.08%

All total returns shown assume reinvestment of distributions at net asset value.

* Portfolio performance does not reflect any variable contract fees, expenses or sales charges. If they had been included, performance would have been lower. See the pages that comprise the inside cover of this report for performance net of any contract fees, expenses or sales charges.

Past performance does not guarantee future results. Returns and share prices fluctuate so that your investment, when redeemed, may be worth more or less than its original cost. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

PIONEER SMALL CAP VALUE VCT PORTFOLIO           PIONEER VARIABLE CONTRACTS TRUST

PORTFOLIO MANAGEMENT DISCUSSION 12/31/02

David Adams assumed leadership of Pioneer's small-cap investment team in May. In the following pages, Mr. Adams and assistant portfolio manager
Jack McPherson review Pioneer Small Cap Value VCT Portfolio's performance during its recently concluded fiscal year. They also describe the strategies they pursued through last summer's decline and the equity market recovery that followed, as well as their outlook for the months ahead.

Q:  HOW DID PIONEER SMALL CAP VALUE VCT PORTFOLIO PERFORM OVER THE PAST YEAR?

A: After recording strong results earlier in the year, Pioneer Small Cap Value VCT Portfolio lost some ground during the market's very turbulent third quarter. For the twelve months ended December 31, 2002, the Portfolio returned -15.08% at net asset value. These results trailed the -11.43% return on the Russell 2000 Value Index, the Portfolio's benchmark, for the same period.

Q:  PLEASE DESCRIBE THE MARKET AND THE ECONOMIC FACTORS THAT AFFECTED
    PERFORMANCE.

A: Small-cap value stocks emerged as an attractively priced market segment in the weeks after September 11th. With the economy apparently bouncing back, investors drove prices higher into early 2002. But by spring, international tensions coming atop a sputtering recovery drove prices lower for equities in all capitalization ranges.

    In June 2002, small-capitalization stocks were completing their third straight year of outperforming large caps. But as the market grew weaker, risk-averse buyers fled to the relative safety of larger companies as well as to short-term, fixed-income investments. After performing well, small-cap value stocks were more vulnerable to profit-taking than those stocks in growth sectors, where few profits were to be found. Prices fell sharply during the period from July though September. That decline created a range of buying opportunities for value investors.

    The vigorous rally that began in early October had a distinctly speculative tone. Although there were stretches over the last 12 months when riskier strategies had short-term advantages, low-risk, value-focused approaches were rewarded overall.

Q:  WHAT SECTORS AND STOCKS HAD THE BIGGEST IMPACT ON PERFORMANCE?

A: Overweighting in technology was the primary reason for the Portfolio's underperformance compared to its benchmark. Holdings that hurt results included Brooks PRI Automation, Adaptec, AXT Inc., and Nanometrics. All are involved in the semiconductor industry, where a sales rebound keeps edging away.

    Results were also hampered by underexposure early in the year to financial services stocks, one of the better-performing sectors; poor stock selection compounded the difficulty. For example, we took a loss in Mutual Risk Management, a Bermuda-based insurance company that has been struggling since September 11th and later filed for bankruptcy. Shares of Trizec Properties, a real estate investment trust and the second largest office property company in the country, also fell. However, we plan to continue to hold Trizec as we are encouraged by its new management and compelling valuation.

Q:  HOW DID CONSUMER STOCKS FARE AS THE ECONOMY STRUGGLED?

A: With consumers spending briskly, results were favorable among consumer discretionary stocks. Guitar Centers of America benefited from strong spending and the bankruptcy of its largest competitor. Rare Hospitality, which runs the Longhorn, Bugaboo Creek and Capital Grille chains, enjoyed positive earnings as restaurant dining showed no signs of sluggishness.

    In consumer staples, Fresh Del Monte stood out. A strong management team has brought the company to a leadership position in this fragmented industry. Fresh Del Monte is taking market share from poorly run competitors while expanding beyond bananas and pineapples into other fresh produce areas.

Q:  WHAT OTHER AREAS OR STOCKS HAD AN IMPACT ON RESULTS?

A: Health care holdings were important contributors. We added to the Portfolio's position in Pediatrix, which runs intensive care units in hospitals for newborns. Shares declined after a government inquiry into one of the company's acquisitions. In our view, the incident was overblown and the stock soon recovered.

    Amerigroup, the largest HMO serving Medicaid and low-income patients enjoyed steady growth. We had sold shares earlier, and then repurchased them when the price returned to our valuation target.

    Over the second half of the period, we increased the Portfolio's position in PacifiCare, which is exiting the unprofitable Medicare HMO business and building on its strength in commercial health insurance. Price increases to subscribers now exceed the rising cost of medical services, a trend we believe will continue.

    Boston Communications Group continued to perform well despite retrenchment in the telecommunications industry. Boston Communications helps major wireless phone carriers offer prepaid services. Prepayment opens up additional markets, including credit-challenged individuals and the teen market. Boston Communications continues to add carriers to its client base.

Q:  WHAT IS YOUR OUTLOOK FOR SMALL-CAP VALUE STOCKS GOING INTO THE NEW YEAR?

A: Weakness in the latter half of the period created discrepancies between small-cap and large-cap stock valuations. In addition, renewed attention to growth expanded buying opportunities for value investors. Therefore, we think there is ample room for valuations to increase on carefully selected small-cap value stocks. Our view that the economy is moving toward recovery adds to our optimism; with better economic news, investors may be willing diversify beyond large-cap stocks into smaller company issues. Although small companies have outperformed large companies for most of the last three years, such periods of outperformance have lasted as long as six years in the past.

Small-capitalization stocks, while offering the potential for higher returns, may be subject to greater short-term price fluctuations than securities of larger companies.

The Portfolio's investment adviser, Pioneer Investment Management, Inc., reduced its management fee and certain other expenses; otherwise, returns would have been lower.

PIONEER SMALL CAP VALUE VCT PORTFOLIO           PIONEER VARIABLE CONTRACTS TRUST

SCHEDULE OF INVESTMENTS 12/31/02

SHARES                                                              VALUE
           COMMON STOCKS - 95.5%
           ENERGY - 6.4%
           OIL & GAS DRILLING - 1.2%
    5,161  Key Energy Services Inc.*                          $    46,294
    1,030  Lufkin Industries, Inc.                                 24,154
                                                              -----------
                                                              $    70,448
                                                              -----------
           OIL & GAS EXPLORATION & PRODUCTION - 3.9%
    1,020  Natco Group, Inc.                                  $     6,406
    1,800  Penn Virginia Corp.                                     65,430
   10,170  Swift Energy Co.*                                       98,344
      966  Tom Brown, Inc.*                                        24,247
    3,144  Unit Corp.*                                             58,321
                                                              -----------
                                                              $   252,748
                                                              -----------
           OIL & GAS REFINING
           MARKETING & TRANSPORTATION - 0.9%
    2,512  St. Mary Land & Exploration Co.                    $    62,800
                                                              -----------
           TOTAL ENERGY                                       $   385,996
                                                              -----------
           MATERIALS - 6.3%
           CONSTRUCTION MATERIALS - 1.7%
    3,420  Federal Signal Corp.                               $    66,416
    2,520  Granite Consturction Inc.                               39,060
                                                              -----------
                                                              $   105,476
                                                              -----------
           DIVERSIFIED METALS & MINING - 1.3%
    7,839  Massey Energy Co.                                  $    76,195
                                                              -----------
           PAPER PRODUCTS - 1.4%
    5,668  Domtar Inc.                                        $    57,020
    4,855  Mercer International Inc.*                              26,654
                                                              -----------
                                                              $    83,674
                                                              -----------
           SPECIALTY CHEMICALS - 0.7%
    1,700  Great Lakes Chemical Corp.                         $    40,596
                                                              -----------
           STEEL - 1.2%
    7,593  Graftech International Ltd.*                       $    45,254
    2,290  Maverick Tube Corp.*                                    29,839
                                                              -----------
                                                              $    75,093
                                                              -----------
           TOTAL MATERIALS                                    $   381,034
                                                              -----------
           CAPITAL GOODS - 6.9%
           BUILDING PRODUCTS - 2.4%
    3,170  LSI Industries Inc                                 $    43,905
    2,271  Nortek Holdings, Inc.*                                 103,898
                                                              -----------
                                                              $   147,803
                                                              -----------
           CONSTUCTION & ENGINEERING - 0.8%
    3,000  Insituform Technologies Inc.*                      $    51,150
                                                              -----------
           ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
    4,279  Power-One, Inc.*                                   $    24,262
                                                              -----------
           INDUSTRIAL CONGLOMERATES - 1.4%
    5,910  Cornell Companies Inc*                             $    53,190
    3,421  N N Ball & Roller, Inc.                                 34,176
                                                              -----------
                                                              $    87,366
                                                              -----------
           INDUSTRIAL MACHINERY - 1.7%
    1,144  Nacco Industries, Inc.                             $    50,073
    3,950  Wabtec Corp.                                            55,458
                                                              -----------
                                                              $   105,531
                                                              -----------
           TOTAL CAPITAL GOODS                                $   416,112
                                                              -----------
           COMMERCIAL SERVICES & SUPPLIES - 9.4%
           COMMERCIAL PRINTING - 1.0%
    2,818  John H. Harland Co.                                $    62,362
                                                              -----------
           DIVERSIFIED COMMERCIAL SERVICES - 6.5%
    2,578  Chemed Corp.                                       $    91,132
    4,100  Central Parking Corp.                                   77,326
    1,621  FTI Consulting, Inc.*                                   65,083
    4,017  Pegusus Systems, Inc.*                                  40,291
    2,900  Quintiles Transnational Corp.*                          35,090
    8,130  Rent-Way, Inc.*                                         28,455
    2,500  Watson Wyatt & Co. Holdings*                            54,375
                                                              -----------
                                                              $   391,752
                                                              -----------
           EMPLOYMENT SERVICES - 1.9%
    2,880  Bally Total Fitness Holding Corp.*                 $    20,419
    6,311  Hall, Kinion & Associates, Inc.*                        35,285
    3,670  Korn/Ferry International*                               27,452
    2,335  Right Management Consultants, Inc.                      30,939
                                                              -----------
                                                              $   114,095
                                                              -----------
           TOTAL COMMERCIAL SERVICES & SUPPLIES               $   568,209
                                                              -----------
           TRANSPORTATION - 3.1%
           MARINE - 1.7%
    6,677  Stelmar Shipping Ltd.*                             $   100,556
                                                              -----------
           RAILROADS - 1.4%
    4,337  Genesee & Wyoming Inc.*                            $    88,258
                                                              -----------
           TOTAL TRANSPORTATION                               $   188,814
                                                              -----------
           AUTOMOBILES & COMPONENTS - 2.2%
           AUTO PARTS & EQUIPMENT - 1.0%
    3,103  Applied Industrial Technologies, Inc.              $    58,647
                                                              -----------
           AUTOMOBILE MANUFACTURERS - 1.2%
    6,537  Joy Global Inc.*                                   $    73,607
                                                              -----------
           TOTAL AUTOMOBILES & COMPONENTS                     $   132,254
                                                              -----------
           CONSUMER DURABLES & APPAREL - 4.6%
           APPAREL, ACCESSORIES & LUXURY GOODS - 1.4%
   10,143  Charming Shoppes, Inc.*                            $    42,398
    8,095  Wilsons The Leather Experts*                            40,475
                                                              -----------
                                                              $    82,873
                                                              -----------
           FOOTWEAR - 1.6%
    4,841  Maxwell Shoe Co., Inc.*                            $    56,252
    1,970  Stage Stores, Inc.*                                     41,449
                                                              -----------
                                                              $    97,701
                                                              -----------

   The accompanying notes are an integral part of these financial statements.

SHARES                                                              VALUE
           HOME FURNISHINGS - 0.9%
    3,940  Oneida Ltd.                                        $    43,458
    1,770  Quaker Fabric Corp.*                                    12,302
                                                              -----------
                                                              $    55,760
                                                              -----------
           HOUSEWARES & SPECIALTIES - 0.2%
    1,900  Lo-Jack Corp.*                                     $     9,386
                                                              -----------
           LEISURE PRODUCTS - 0.6%
    2,691  Equity Marketing Inc.*                             $    35,979
                                                              -----------
           TOTAL CONSUMER DURABLES & APPAREL                  $   281,699
                                                              -----------
           HOTELS, RESTAURANTS & LEISURE - 1.9%
           RESTAURANTS - 1.9%
    1,300  IDine Rewards Network*                             $    13,806
    2,669  O'Charley's Inc.*                                       54,795
    1,781  Rare Hospitality International Inc.*                    49,191
                                                              -----------
                                                              $   117,792
                                                              -----------
           TOTAL HOTELS, RESTAURANTS & LEISURE                $   117,792
                                                              -----------
           MEDIA - 2.4%
           ADVERTISING - 1.8%
    3,719  R.H. Donnelley Corp.                               $   109,004
                                                              -----------
           PUBLISHING - 0.6%
    2,665  Advanced Marketing Services, Inc.                  $    39,176
                                                              -----------
           TOTAL MEDIA                                        $   148,180
                                                              -----------
           RETAILING - 6.2%
           COMPUTER & ELECTRONICS RETAIL - 0.4%
    3,230  Inter-TAN, Inc.*                                   $    23,095
                                                              -----------
           DISTRIBUTORS - 0.8%
    3,620  Department 56, Inc.*                               $    46,698
                                                              -----------
           GENERAL MERCHANDISE STORES - 1.3%
    1,700  BJ'S Wholesale Club, Inc.*                         $    31,110
    1,690  Blyth Industries, Inc.                                  45,224
                                                              -----------
                                                              $    76,334
                                                              -----------
           SPECIALTY STORES - 3.8%
    3,377  Guitar Center of America Inc.*                     $    55,923
    4,182  Hancock Fabrics, Inc.                                   63,776
    3,600  Handleman Co.*                                          41,400
    3,448  School Specialty Inc.*                                  68,891
                                                              -----------
                                                              $   229,990
                                                              -----------
           TOTAL RETAILING                                    $   376,117
                                                              -----------
           FOOD & DRUG RETAILING - 1.1%
           FOOD RETAIL - 1.1%
    1,483  Fresh Del Monte Produce Inc.*                      $    28,044
    2,660  Hain Celestial Group, Inc.*                             40,432
                                                              -----------
                                                              $    68,476
                                                              -----------
           TOTAL FOOD & DRUG RETAILING                        $    68,476
                                                              -----------
           FOOD, BEVERAGE & TOBACCO - 0.4%
           AGRICULTURAL PRODUCTS - 0.4%
    2,394  Embrex, Inc.*                                      $    26,640
                                                              -----------
           TOTAL FOOD, BEVERAGE & TOBACCO                     $    26,640
                                                              -----------
           HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
           HOUSEHOLD PRODUCTS - 1.4%
    6,954  Nu Skin Enterprises, Inc.                          $    83,239
                                                              -----------
           TOTAL HOUSEHOLD & PERSONAL PRODUCTS                $    83,239
                                                              -----------
           HEALTH CARE EQUIPMENT & SERVICES - 7.4%
           HEALTH CARE DISTRIBUTORS & SERVICES - 2.7%
    4,077  Pediatrix Medical Group, Inc.                      $   163,325
                                                              -----------
           HEALTH CARE EQUIPMENT - 1.7%
    3,260  Haemonetics Corp.*                                 $    69,960
    6,116  Rita Medical Systems, Inc.*                             30,886
                                                              -----------
                                                              $   100,846
                                                              -----------
           HEALTH CARE FACILITIES - 0.5%
      958  Triad Hospitals, Inc.*                             $    28,577
                                                              -----------
           MANAGED HEALTH CARE - 2.5%
    1,710  Amerigroup Corp.*                                  $    51,830
    3,640  PacifiCare Health Systems, Inc.*                       102,284
                                                              -----------
                                                              $   154,114
                                                              -----------
           TOTAL HEALTH CARE EQUIPMENT & SERVICES             $   446,862
                                                              -----------
           PHARMACEUTICALS & BIOTECHNOLOGY - 1.0%
           PHARMACEUTICALS - 1.0%
    6,780  Kendle International Inc.*                         $    59,671
                                                              -----------
           TOTAL PHARMACEUTICALS & BIOTECHNOLOGY              $    59,671
                                                              -----------
           BANKS - 2.0%
    5,380  BankAtlantic Bancorp, Inc.                         $    50,841
    2,156  Banner Corp.                                            40,412
    1,000  Staten Island Bancorp Inc.                              20,140
      380  Whitney Holding Corp.                                   12,665
                                                              -----------
                                                              $   124,058
                                                              -----------
           TOTAL BANKS                                        $   124,058
                                                              -----------
           DIVERSIFIED FINANCIALS - 6.5%
           CONSUMER FINANCE - 1.8%
    3,300  Advanta Corp.                                      $    29,637
    2,200  American Capital Strategies                             47,498
    8,806  Medallion Financial Corp.                               34,343
                                                              -----------
                                                              $   111,478
                                                              -----------
           DIVERSIFIED FINANCIAL SERVICES - 4.7%
    2,028  Advanta Corp. (Class B)                            $    19,043
    2,318  Dollar Thrifty Automotive Group*                        49,026
    1,693  Financial Federal Corp.*                                42,545
    4,180  Irwin Financial Corp.                                   68,970
    4,160  Profit Recovery Group International                     37,024
    6,112  Ventas, Inc.*                                           69,982
                                                              -----------
                                                              $   286,590
                                                              -----------
           TOTAL DIVERSIFIED FINANCIALS                       $   398,068
                                                              -----------

   The accompanying notes are an integral part of these financial statements.

SHARES                                                              VALUE
           INSURANCE - 3.2%
           LIFE & HEALTH INSURANCE - 0.6%
    1,756  FBL Financial Group, Inc.                          $    34,189
                                                              -----------
           PROPERTY & CASUALTY INSURANCE - 2.6%
    1,351  IPC Holdings Ltd.*                                 $    42,611
    1,778  Philadelphia Consolidated Holding Corp.*                62,941
    2,624  Stewart Information Services Corp.*                     56,127
                                                              -----------
                                                              $   161,679
                                                              -----------
           TOTAL INSURANCE                                    $   195,868
                                                              -----------
           REAL ESTATE - 5.5%
           REAL ESTATE INVESTMENT TRUSTS - 4.4%
    2,585  Bedford Property Investors, Inc.                   $    66,409
    2,678  Entertainment Properties Trust                          62,987
    2,524  Pennsylvania Real Estate Investment
           Trust, Inc.                                             65,624
    2,796  Universal Health Realty Inc.                            73,395
                                                              -----------
                                                              $   268,415
                                                              -----------
           REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.1%
    7,190  Trizec Properties Inc.                             $    67,514
                                                              -----------
           TOTAL REAL ESTATE                                  $   335,929
                                                              -----------
           SOFTWARE & SERVICES - 3.9%
           APPLICATION SOFTWARE - 2.9%
    3,600  Caminus Corp.*                                     $     8,424
    8,899  E.Piphany Inc.*                                         37,109
    6,704  SPSS Inc.*                                              93,789
    5,720  WatchGuard Technologies Inc*                            36,499
                                                              -----------
                                                              $   175,821
                                                              -----------
           SYSTEMS SOFTWARE - 1.0%
    4,700  Borland Software Corp*                             $    57,810
                                                              -----------
           TOTAL SOFTWARE & SERVICES                          $   233,631
                                                              -----------
           TECHNOLOGY HARDWARE & EQUIPMENT - 5.7%
           COMPUTER HARDWARE - 0.8%
    5,700  Insight Enterprises, Inc.*                         $    47,367
                                                              -----------
           ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.8%
    1,062  Photon Dynamics Inc.*                              $    24,214
    1,484  Power Integrations, Inc.*                               25,228
                                                              -----------
                                                              $    49,442
                                                              -----------
           NETWORKING EQUIPMENT - 0.6%
    5,240  Computer Network Technology Corp.*                 $    37,204
                                                              -----------
           SEMICONDUCTOR EQUIPMENT - 2.2%
    1,518  Advanced Energy Industries Inc.*                   $    19,309
    1,528  ATMI, Inc.*                                             28,299
    3,537  Brooks Automation, Inc.*                                40,534
    3,420  Photronics, Inc.*                                       46,854
                                                              -----------
                                                              $   134,996
                                                              -----------
           SEMICONDUCTORS - 0.7%
    5,012  AXT, Inc.*                                         $     9,022
    4,670  HI/FN Inc.*                                             26,993
                                                              -----------
                                                              $    36,015
                                                              -----------
           TELECOMMUNICATIONS EQUIPMENT - 0.6%
    6,578  Lightbridge Inc*                                   $    40,455
                                                              -----------
           TOTAL TECHNOLOGY HARDWARE & EQUIPMENT              $   345,479
                                                              -----------
           TELECOMMUNICATION SERVICES - 1.8%
           INTEGRATED TELECOMUNICATION SERVICES - 1.3%
    6,453  Boston Communications Group, Inc.*                 $    82,018
                                                              -----------
           WIRELESS TELECOMMUNICATIONS SERVICES - 0.5%
    7,250  Remec Inc*                                         $    28,130
                                                              -----------
           TOTAL TELECOMMUNICATION SERVICES                   $   110,148
                                                              -----------
           UTILITIES - 6.2%
           GAS UTILITIES - 6.2%
    2,150  AGL Resources Inc.                                 $    52,245
    2,170  Cascade Natural Gas Corp.                               43,400
    5,547  NUI Corp.                                               95,741
    2,380  People's Energy Corp.                                   91,987
    7,924  Southwestern Energy Co.*                                90,725
                                                              -----------
                                                              $   374,098
                                                              -----------
           TOTAL UTILITIES                                    $   374,098
                                                              -----------
           TOTAL COMMON STOCKS (Cost $6,544,042)              $ 5,798,372
                                                              -----------
           EXCHANGE TRADED FUND - 1.7%
      900  Russell 2000 Value Fund                            $   100,485
                                                              -----------
           TOTAL EXCHANGE TRADED FUND (Cost $101,804)         $   100,485
                                                              -----------
           TOTAL INVESTMENT IN SECURITIES (Cost $6,645,846)   $ 5,898,857
                                                              ===========

PRINCIPAL
AMOUNT
           TEMPORARY CASH INVESTMENT - 2.8%

           SECURITY LENDING COLLATERAL - 2.8%
$ 168,463  Security Lending Investment Fund, 1.33%            $   168,463
                                                              -----------
           TOTAL TEMPORARY CASH INVESTMENT
           (Cost $561,158)                                    $   168,463
                                                              -----------
           TOTAL INVESTMENT IN SECURITIES
           AND TEMPORARY CASH INVESTMENT - 100%
           (Cost $6,814,309)                                  $ 6,067,320
                                                              ===========

*  Non-income producing security.

+ At December 31, 2002, the following securities have been pledged to cover margin requirements for open futures contracts.

   SHARES               SECURITY                 MARKET VALUE
   ------      ----------------------------      ------------
   1,500       Pediatrix Medical Group, Inc.      $  60,090
     400       R.H. Donnelley Corp.               $  11,724

   The accompanying notes are an integral part of these financial statements.

PIONEER SMALL CAP VALUE VCT PORTFOLIO(a)        PIONEER VARIABLE CONTRACTS TRUST

FINANCIAL HIGHLIGHTS

                                                                                                  11/8/01
                                                                                YEAR ENDED          TO
                                                                                 12/31/02        12/31/01
CLASS I
Net asset value, beginning of period                                            $    10.87      $    10.00
                                                                                ----------      ----------
Increase (decrease) from investment operations:
   Net investment income (loss)                                                 $    (0.00)(b)  $     0.01
   Net realized and unrealized gain (loss) on investments and foreign
     currency transactions                                                           (1.64)           0.86
                                                                                ----------      ----------
     Net increase (decrease) from investment operations                         $    (1.64)     $     0.87
Distribution to shareowners:
   Net investment income                                                             (0.00)(b)           -
   Net realized gain                                                                 (0.00)(b)           -
                                                                                ----------      ----------
Net increase (decrease) in net asset value                                      $    (1.64)     $     0.87
                                                                                ----------      ----------
Net asset value, end of period                                                  $     9.23      $    10.87
                                                                                ==========      ==========
Total return*                                                                       (15.08)%          8.70%
Ratio of net expenses to average net assets                                           1.25%           1.21%**
Ratio of net investment income (loss) to average net assets                          (0.05)%          0.86%**
Portfolio turnover rate                                                                 50%              0%**
Net assets, end of period (in thousands)                                        $    6,603      $      504
Ratios with no waiver of management fees and assumption of expenses by PIM:
   Net expenses                                                                       2.76%          77.48%**
   Net investment income (loss)                                                      (1.56)%        (75.41)%**

(a) Shares of Pioneer Small Cap Value VCT Portfolio were first publicly offered on November 8, 2001.
(b) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.

   The accompanying notes are an integral part of these financial statements.

PIONEER SMALL CAP VALUE VCT PORTFOLIO           PIONEER VARIABLE CONTRACTS TRUST

BALANCE SHEET 12/31/02

ASSETS:
  Investment in securities, at value and temporary cash
   investments at amortized cost (cost $6,814,309)                              $   6,067,320
  Cash                                                                                750,675
  Foreign currencies, at value (cost $6)                                                    6
  Receivables -
    Investment securities sold                                                         41,291
    Fund shares sold                                                                   38,372
    Variation margin                                                                      100
    Dividends, interest tax reclaims and foreign taxes withheld                         7,904
    Due from Pioneer Investment Management, Inc.                                       12,655
  Other                                                                                     5
                                                                                -------------
      Total assets                                                              $   6,918,328
                                                                                -------------
LIABILITIES:
  Payables -
    Investment securities purchased                                             $     117,994
    Fund shares repurchased                                                               605
    Upon return of securities loaned                                                  168,463
    Due to affiliates                                                                   4,761
  Accrued expenses                                                                     23,294
                                                                                -------------
      Total liabilities                                                         $     315,117
                                                                                -------------
NET ASSETS:
  Paid-in capital                                                               $   8,059,762
  Accumulated undistributed net investment income                                           1
  Accumulated net realized loss                                                      (704,681)
  Net unrealized gain (loss) on:
    Investments                                                                      (746,989)
    Futures contracts                                                                  (4,882)
                                                                                -------------
      Total net assets                                                          $   6,603,211
                                                                                -------------
NET ASSET VALUE PER SHARE:
  CLASS I:
  (Unlimited number of shares authorized)
    Net assets                                                                  $   6,603,211
  Shares outstanding                                                                  715,779
                                                                                =============
    Net asset value per share                                                   $        9.23

   The accompanying notes are an integral part of these financial statements.

PIONEER SMALL CAP VALUE VCT PORTFOLIO           PIONEER VARIABLE CONTRACTS TRUST

STATEMENT OF OPERATIONS

                                                                                  YEAR ENDED
                                                                                  12/31/02
INVESTMENT INCOME:
  Dividends                                                                     $      52,046
  Interest                                                                              5,632
  Income on securities loaned, net                                                        417
                                                                                -------------
      Total investment income                                                   $      58,095
                                                                                -------------
EXPENSES:
  Management fees                                                               $      36,177
  Transfer agent fees                                                                   1,460
  Administrative fees                                                                  28,880
  Custodian fees                                                                       27,680
  Professional fees                                                                    20,431
  Printing                                                                             16,853
  Fees and expenses of nonaffiliated trustees                                           2,267
                                                                                -------------
    Total expenses                                                              $     133,748
    Less management fees waived and expenses assumed
      by Pioneer Investment Management, Inc.                                          (73,453)
                                                                                -------------
    Net expenses                                                                $      60,295
                                                                                -------------
        Net investment income (loss)                                            $      (2,200)
                                                                                -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, FUTURES CONTRACTS AND
FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) from:
   Investments                                                                  $    (725,776)
   Futures contracts                                                                   21,075
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies                                   (275)
                                                                                -------------
                                                                                $    (704,976)
                                                                                -------------
  Change in net unrealized gain or loss from:
   Investments                                                                  $    (764,026)
   Futures contracts                                                                   (4,882)
                                                                                -------------
                                                                                $    (768,908)
                                                                                -------------
  Net gain (loss) on investments, futures contracts and foreign
   currency transactions                                                        $  (1,473,884)
                                                                                =============
  Net increase (decrease) in net assets resulting from operations               $  (1,476,084)
                                                                                =============

   The accompanying notes are an integral part of these financial statements.

PIONEER SMALL CAP VALUE VCT PORTFOLIO           PIONEER VARIABLE CONTRACTS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          YEAR            11/8/01
                                                                         ENDED               TO
                                                                        12/31/02          12/31/01
FROM OPERATIONS:
Net investment income (loss)                                          $     (2,200)     $        251
Net realized gain (loss) on investments                                   (704,976)                -
Change in net unrealized gain or loss
   on investments, futures contracts and
   foreign currency transactions                                          (768,908)           17,037
                                                                      ------------      ------------
     Net increase (decrease) in net assets
       resulting from operations                                      $ (1,476,084)     $     17,288
                                                                      ------------      ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
   Class I                                                            $       (188)     $          -
Net realized gain
   Class I                                                                     (62)                -
                                                                      ------------      ------------
     Total distributions to shareowners                               $       (250)     $          -
                                                                      ------------      ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                      $ 11,382,894      $    387,019
Reinvestment of distributions                                                  247                 -
Cost of shares repurchased                                              (3,807,810)              (93)
                                                                      ------------      ------------
     Net increase (decrease) in net assets
       resulting from fund share transactions                         $  7,575,331      $    386,926
                                                                      ------------      ------------
     Net increase (decrease) in net assets                            $  6,098,997      $    404,214
                                                                      ------------      ------------
NET ASSETS:
Beginning of period                                                   $    504,214      $    100,000
                                                                      ------------      ------------
End of period                                                         $  6,603,211      $    504,214
                                                                      ============      ============
Accumulated undistributed net investment income,
   end of period                                                      $          1      $        233
                                                                      ============      ============

   The accompanying notes are an integral part of these financial statements.

PIONEER SMALL CAP VALUE VCT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS 12/31/02

1.ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Pioneer Variable Contracts Trust (the Trust) is a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of sixteen separate portfolios (collectively, the Portfolios, individually the Portfolio) as follows:

DIVERSIFIED PORTFOLIOS:

   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio) Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio)
     (Formerly International Growth)
   Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio
   Pioneer Mid Cap Value VCT Portfolio (Mid-Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity-Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio) Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio)

NON-DIVERSIFIED PORTFOLIOS:

   Pioneer Science & Technology VCT Portfolio (Science & Technology Portfolio)
     (liquidated as of close of business on January 24, 2003)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio)
     (Formerly Real Estate Growth Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)

Portfolio shares may only be purchased by insurance companies for the purpose of Small Cap Value variable annuity or variable life insurance contracts.

The investment objective of Small Cap Value Portfolio is to seek capital appreciation.

The Trust's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:

A. SECURITY VALUATION

   Security transactions are recorded as of trade date. Net asset values for the portfolios are computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The value of such securities used in computing the net asset value of the Portfolio's shares, based on the last sale price on the principal exchange where they traded, are determined as of such times.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

   Small Capitalization stocks, while offering the potential for higher returns, may be subject to greater short-term price fluctuations than securities of larger companies.

B. FUTURES CONTRACTS

   The Portfolios may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Portfolios are required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Portfolios, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolios as unrealized gains or losses. When the contract is closed, the Portfolios realize a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Portfolios.

   Changes in the value of the contracts may not directly correlate to the changes in the value of the underlying securities. These risks may decrease the effectiveness of the Portfolio's hedging and trading strategies and potentially result in a loss. As of December 31, 2002, open contracts were as follows:

                                                   NUMBER OF
                                                   CONTRACTS           SETTLEMENT                               UNREALIZED
PORTFOLIO                       TYPE             LONG/(SHORT)             MONTH            MARKET VALUE         GAIN/(LOSS)
---------------------------------------------------------------------------------------------------------------------------
Small Cap Value Portfolio   Russell 2000               1                 Mar-03             $  191,600            $  (4,882)

C. FOREIGN CURRENCY TRANSLATION
   The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

D. FORWARD FOREIGN CURRENCY CONTRACTS
   The Portfolio enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolios' financial statements. The Portfolio records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

   As of December 31, 2002, Small Cap Value Portfolio had no open portfolio hedges or outstanding forward currency settlement contracts.

E. TAXES

   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2002, Small Cap Value VCT Portfolio had a capital loss carryforward of $508,261 which will expire in 2010 if not utilized.

   The portfolio elected to defer $83,711 of capital losses recognized between November 1, 2002 and December 31, 2002 to its fiscal year ending December 31, 2003.

   At December 31, 2002, the Portfolio made reclassifications as described below. These reclassifications have no impact on the net asset value of the Portfolio and are designed to present the portfolios' capital accounts on a tax basis.

                                ACCUMULATED NET         ACCUMULATED
                                  INVESTMENT           REALIZED GAIN/
PORTFOLIO                        INCOME/LOSS                LOSS            PAID IN CAPITAL
-------------------------------------------------------------------------------------------
Small Cap Value Portfolio          $ 2,156                 $  341                $ (2,497)

The following shows the tax character of distributions paid during the periods ended December 31, 2001 and December 31, 2002 as well as the components of distributable earnings (accumulated losses) on a tax basis as of December 31, 2002. These amounts do not include the capital loss carryforwards detailed above.

                                                       PIONEER
                                                   SMALL CAP VALUE
                                                    VCT PORTFOLIO
                                                2002               2001
---------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
Ordinary Income                            $        188        $          -
Long-Term capital gain                               62                   -
                                           --------------------------------
                                           $        250        $          -
Return of Capital                                     -                   -
                                           --------------------------------
   Total distributions                     $        250        $          -
                                           ================================
DISTRIBUTABLE EARNINGS
   (ACCUMULATED LOSSES):
Undistributed ordinary income              $          -        $        214
Undistributed long-term gain                          -                  15
Unrealized appreciation/depreciation           (864,578)             17,059
                                           --------------------------------
   Total                                   $   (864,578)       $     17,288
                                           ================================

F. PORTFOLIO SHARES

   The Portfolio records sales and repurchases of its portfolio shares as of trade date. Certain insurance companies paid Pioneer Small Cap Values Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $1,020,781 in commissions on the sale of trust shares for the year ended December 31, 2002. Distributions to shareowners are recorded on the ex-dividend date.

G. SECURITIES LENDING

   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolios' custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive interest or dividends on the securities loaned, and records unrealized gains or losses in the fair value of the securities loaned that may occur during the term of the loan. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of loaned securities and cash collateral at period end are disclosed on the balance sheet. The Trust invests cash collateral in the Securities Lending Investment Fund which is managed by Brown Brothers Harriman & Co., the Trust's custodian. As of December 31, 2002, the Portfolio loaned securities having a fair value of $156,002 and received collateral of $168,463.

H. REPURCHASE AGREEMENTS

   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. MANAGEMENT AGREEMENT

PIM manages the Portfolio, and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the following annual rate of 0.75% of the Portfolios' average daily net assets. PIM has agreed not to impose a portion of its management fees and to assume other operating expenses for certain Portfolios to the extent necessary to limit expenses of Class I shares to 1.25% of the average daily net assets attributable to Class I shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At December 31, 2002, $3,089 was payable to PIM related to management fees, administrative fees and certain other services.

3. TRANSFER AGENT

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $1,672 in transfer agent fees payable to PIMSS at December 31, 2002.

4. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At December 31, 2002, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

                                                                                                            NET
                                                            GROSS                   GROSS               APPRECIATION/
                                       TAX COST          APPRECIATION           DEPRECIATION           (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
Small Cap Value Portfolio            $ 6,931,898           $ 239,326            $ (1,103,904)           $    (864,578)

5. PORTFOLIO TRANSACTIONS
The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the year ended December 31, 2002, were $9,006,533 and 2,132,736, respectively.

6. CAPITAL SHARES
At December 31, 2002, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                    '02 SHARES        '02 AMOUNT        '01 SHARES        '01 AMOUNT
----------------------------------------------------------------------------------------------------
SMALL CAP VALUE PORTFOLIO
CLASS I:
Shares sold                          1,077,831      $ 11,382,891            36,416      $    387,019
Reinvestment of distributions               23                 -                 -                 -
Shares repurchased                    (408,459)       (3,807,810)               (9)              (93)
                                  ------------------------------------------------------------------
   Net increase                        669,372      $  7,575,081            36,407      $    386,926
                                  ==================================================================

7. FORWARD FOREIGN CURRENCY CONTRACTS

At December 31, 2002, certain Portfolios had entered into various contracts that obligate the Portfolios to deliver currencies at specified future dates. At the maturity of a contract, the Portfolios must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Portfolio may close out such contracts by entering into an offsetting hedge contract.

8. CHANGE IN INDEPENDENT AUDITORS

On April 1, 2002, Arthur Andersen LLP resigned as independent auditors of the Trust. The reports of Arthur Andersen LLP on the financial statements and financial highlights of the Trust for the past fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle. In connection with its audits for the most recent fiscal year and through April 1, 2002, there were no disagreements with Arthur Andersen LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope of procedure, which disagreements, if not resolved to the satisfaction of Arthur Andersen LLP, would have caused them to make reference thereto in their report on the financial statements for such year. The Trust, with the approval of its Board of Trustees and Audit Committee, engaged Ernst & Young LLP as independent auditors as of May 4, 2002.

PIONEER SMALL CAP VALUE VCT PORTFOLIO

REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF TRUSTEES OF PIONEER VARIABLE CONTRACTS TRUST AND THE SHAREOWNERS OF PIONEER SMALL CAP VALUE VCT PORTFOLIO:

We have audited the accompanying balance sheet, including the schedule of investments, of Pioneer Small Cap Value VCT Portfolio, one of the portfolios constituting Pioneer Variable Contracts Trust (the Trust) as of December 31, 2002, and the related statements of operations, the statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and Class I financial highlights based on our audit. The statement of changes in net assets and financial highlights for the period ended December 31, 2001 were audited by other auditors who have ceased operations and whose report dated February 8, 2002 expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above mentioned portfolio of Pioneer Variable Contracts Trust at December 31, 2002, the results of its operations, the changes in its net assets and the Class I financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
February 10, 2003

PIONEER VARIABLE CONTRACTS TRUST

TRUSTEES, OFFICERS AND SERVICE PROVIDERS

INVESTMENT ADVISOR
Pioneer Investment Management, Inc.

CUSTODIAN
Brown Brothers Harriman & Co.

INDEPENDENT AUDITORS
Ernst & Young LLP

PRINCIPAL UNDERWRITER
Pioneer Funds Distributor, Inc.

LEGAL COUNSEL
Hale and Dorr LLP

SHAREOWNER SERVICES AND TRANSFER AGENT
Pioneer Investment Management Shareholder Services, Inc.

The fund's Board of Trustees provides broad supervision over the fund's affairs. The officers of the fund are responsible for the fund's operations. The fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 50 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the fund is 60 State Street, Boston, Massachusetts 02109.

The fund's statement of additional information provides more detailed information regarding the fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

INTERESTED TRUSTEES

                          POSITION HELD             TERM OF OFFICE AND        PRINCIPAL OCCUPATION     OTHER DIRECTORSHIPS
NAME, AGE AND ADDRESS     WITH THE FUND             LENGTH OF SERVICE         DURING PAST FIVE YEARS   HELD BY THIS TRUSTEE

John F.Cogan,Jr.(76)*     Chairman of the Board,    Trustee since             Deputy Chairman and a    Director of Harbor
                          Trustee and President     1994.Serves until         Director of Pioneer      Global Company, Ltd.
                                                    retirement or removal.    Global Asset
                                                                              Management
                                                                              S.p.A. ("PGAM");
                                                                              Non-Executive Chairman
                                                                              and a Director of
                                                                              Pioneer Investment
                                                                              Management USA
                                                                              Inc. ("PIM-USA");
                                                                              Chairman and a
                                                                              Director of Pioneer
                                                                              and the various
                                                                              Momentum Funds;
                                                                              Director, Pioneer
                                                                              Alternative
                                                                              Investments; Director
                                                                              and Chairman of the
                                                                              Supervisory Board of
                                                                              Pioneer Czech
                                                                              Investment
                                                                              Company, a.s.;
                                                                              President of all of
                                                                              the Pioneer Funds; and
                                                                              Of Counsel (since
                                                                              2000,partner prior to
                                                                              2000),Hale and Dorr
                                                                              LLP (counsel to
                                                                              PIM-USA and the
                                                                              Pioneer Funds)

Daniel T. Geraci (45)**   Trustee and Executive     Trustee since October,    Director and CEO-US of   None
                          Vice President            2001.Serves until         PGAM since November
                                                    retirement or removal.    2001; Director, Chief
                                                                              Executive Officer and
                                                                              President of PIM-USA
                                                                              since October2001;
                                                                              Director of Pioneer
                                                                              Investment Management
                                                                              Shareholder
                                                                              Services, Inc. ("PIMSS")
                                                                              since October 2001;
                                                                              President and a
                                                                              Director of Pioneer
                                                                              and Pioneer Funds
                                                                              Distributor, Inc. ("PFD")
                                                                              (Chairman) since
                                                                              October 2001; Executive
                                                                              Vice President of all
                                                                              of the Pioneer Funds
                                                                              since October 2001;
                                                                              President of Fidelity
                                                                              Private Wealth
                                                                              Management Group from
                                                                              2000 through
                                                                              October2001; and
                                                                              Executive Vice
                                                                              President-Distribution
                                                                              and Marketing of
                                                                              Fidelity Investments
                                                                              Institutional Services
                                                                              and Fidelity
                                                                              Investments Canada
                                                                              Ltd. prior to 2000

*Mr. Cogan is an interested trustee because he is an officer or director of the fund's investment adviser and certain of its affiliates.

**Mr. Geraci is an interested trustee because he is an officer, director and employee of the fund's investment adviser and certain of its affiliates.

INDEPENDENT TRUSTEES

                            POSITION HELD      TERM OF OFFICE AND         PRINCIPAL OCCUPATION        OTHER DIRECTORSHIPS HELD
NAME, AGE AND ADDRESS       WITH THE FUND      LENGTH OF SERVICE          DURING PAST FIVE YEARS      BY THIS TRUSTEE
Mary K. Bush (54) 3509      Trustee            Trustee since              President, Bush             Director and/or Trustee
Woodbine Street,                               September,2000.            International               of Brady Corporation
Chevy Chase, MD 20815                          Serves until retirement    (international financial    (industrial
                                               or removal.                advisory firm)              identification and
                                                                                                      specialty coated
                                                                                                      material products
                                                                                                      manufacturer), Mortgage
                                                                                                      Guaranty Insurance
                                                                                                      Corporation, R.J. Reynolds
                                                                                                      Tobacco Holdings,
                                                                                                      Inc. (tobacco) and Student
                                                                                                      Loan Marketing Association
                                                                                                      (secondary marketing of
                                                                                                      student loans)

Richard H. Egdahl,M.D.(76)   Trustee           Trustee since              Alexander Graham Bell       None
Boston University                              1995.Serves until          Professor of Health Care
Healthcare                                     retirement or removal.     Entrepreneurship, Boston
Entrepreneurship Program,                                                 University; Professor of
53 Bay State Road,                                                        Management, Boston
Boston, MA 02215                                                          University School of
                                                                          Management; Professor of
                                                                          Public Health, Boston
                                                                          University School of
                                                                          Public Health; Professor
                                                                          of Surgery, Boston
                                                                          University School of
                                                                          Medicine; and University
                                                                          Professor, Boston
                                                                          University

Margaret B.W. Graham (55)    Trustee           Trustee since              Founding Director, The      None
1001 Sherbrooke                                September,2000.            Winthrop Group,
Street West,                                   Serves until retirement    Inc. (consulting firm);
Montreal, Quebec, Canada                       or removal.                Professor of Management,
                                                                          Faculty of Management,
                                                                          McGill University

Marguerite A.Piret (54)     Trustee            Trustee since              President and Chief         None
One Boston Place, 28th                         1995. Serves until         Executive Officer,
Floor, Boston, MA 02108                        retirement or removal.     Newbury, Piret & Company,
                                                                          Inc. (investment
                                                                          banking firm)

Stephen K. West (74) 125     Trustee           Trustee since              Senior Counsel, Sullivan &  Director, The Swiss
Broad Street, New York,                        1999.Serves until          Cromwell (law firm)         Helvetia Fund,
NY 10004                                       retirement or removal.                                 Inc. (closed-end
                                                                                                      investment company)
                                                                                                      and AMVESCAP PLC
                                                                                                      (investment managers)

John Winthrop (66)          Trustee            Trustee since              President, John Winthrop&   None
One North Adgers Wharf,                        September, 2000.           Co., Inc. (private
Charleston, SC 29401                           Serves until retirement    investment firm)
                                               or removal.

FUND OFFICERS

                             POSITION HELD          TERM OF OFFICE AND LENGTH     PRINCIPAL OCCUPATION DURING   OTHER DIRECTORSHIPS
NAME, AGE AND ADDRESS        WITH THE FUND          OF SERVICE                    PAST FIVE YEARS               HELD BY THIS TRUSTEE
Joseph P. Barri (56)         Secretary              Since 1994. Serves at the     Partner, Hale and Dorr LLP;   None
                                                    discretion of Board           Secretary of all of the
                                                                                  Pioneer Funds

Dorothy E. Bourassa (55)     Assistant Secretary    Since November, 2000.         Secretary of PIM-USA; Senior  None
                                                    Serves at the discretion of   Vice President-Legal of
                                                    Board                         Pioneer; and Secretary/Clerk
                                                                                  of most of PIM-USA's
                                                                                  subsidiaries since October
                                                                                  2000; Assistant Secretary of
                                                                                  all of the Pioneer Funds
                                                                                  since November 2000; Senior
                                                                                  Counsel, Assistant Vice
                                                                                  President and Director of
                                                                                  Compliance of PIM-USA from
                                                                                  April 1998 through October
                                                                                  2000; Vice President and
                                                                                  Assistant General Counsel,
                                                                                  First Union Corporation from
                                                                                  December 1996 through March
                                                                                  1998

Vincent Nave (57)            Treasurer              Since November, 2000.         Vice President-Fund           None
                                                    Serves at the discretion of   Accounting, Administration
                                                    Board                         and Custody Services of
                                                                                  Pioneer (Manager from
                                                                                  September 1996 to February
                                                                                  1999); and Treasurer of all
                                                                                  of the Pioneer Funds
                                                                                  (Assistant Treasurer from
                                                                                  June 1999 to November 2000)

Luis I. Presutti (37)        Assistant Treasurer    Since November, 2000.         Assistant Vice                None
                                                    Serves at the discretion of   President-Fund Accounting,
                                                    Board                         Administration and Custody
                                                                                  Services of Pioneer (Fund
                                                                                  Accounting Manager from 1994
                                                                                  to 1999); and Assistant
                                                                                  Treasurer of all of the
                                                                                  Pioneer Funds since November
                                                                                  2000

Gary Sullivan (44)           Assistant Treasurer    Since May, 2002. Serves at    Fund Accounting Manager-Fund  None
                                                    the discretion of Board       Accounting, Administration
                                                                                  and Custody Services of
                                                                                  Pioneer; and Assistant
                                                                                  Treasurer of all of the
                                                                                  Pioneer Funds since May 2002

Alan Janson (31)             Assistant Treasurer    Since July, 2002. Serves at   Manager, Valuation Risk and   None
                                                    the discretion of Board       Information Technology-Fund
                                                                                  Accounting, Administration
                                                                                  and Custody Services of
                                                                                  Pioneer since March 2002;
                                                                                  and Assistant Treasurer of
                                                                                  all of the Pioneer Funds
                                                                                  since July 2002. Manager,
                                                                                  Valuation Risk and
                                                                                  Performance Reporting of
                                                                                  Pioneer from June 2000 to
                                                                                  February 2002; Member of
                                                                                  Pioneer Pricing Group from
                                                                                  1996 to 2000 (promoted to
                                                                                  Manager in 1998)

                            THIS PAGE FOR YOUR NOTES.

[PIONEER INVESTMENTS(R) LOGO]

PIONEER VARIABLE CONTRACTS TRUST

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS, WHICH INCLUDES MORE INFORMATION ABOUT CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


                                                                   12733-00-0203